Provisions, income tax liabilities and other liabilities - Summary of Non Current Provisions and Other Non-current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Provisions	€ 6,430	€ 6,998		€ 7,125		€ 6,652
Other non-current liabilities	291	317		288
Total	6,721	7,315	[1]	7,413	[1]
Non-current liabilities	€ 6	€ 92		€ 10

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.